Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,407,127)	$ (24,330,415)	$ (8,226,043)
Depreciation and amortization		696,000
Impairment	5,200,000
Equity loss of subsidiaries	6,130,017	14,399,862
Other current assets	(370,674)	70,245
Other payable	(1,800,897)	(58,565)
Due from subsidiaries and the VIE	1,196	(2,607,402)
Other non-current assets	(137,034)	8,440,200
Net cash used in operating activities	(3,384,519)	(3,390,075)	(8,226,043)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary			(11,050,252)
Purchase of intangible assets			(720,000)
Advance paid for agent license		(4,600,000)
Net cash used in investing activities		(4,600,000)	(11,770,252)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares	4,290,000		33,521,725
Payment for deferred offering costs	(1,989,777)		(3,570,805)
Net cash provided by financing activities	2,300,223		29,950,920
Effect of exchange rate changes			(873,803)
Net (decrease) increase in cash	(1,084,296)	(7,990,075)	9,080,822
Cash at beginning of year	1,095,007	9,085,082	4,260
Cash at end of year	$ 10,711	$ 1,095,007	$ 9,085,082